Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 3,498	$ 2,137	$ 3,079	$ 1,193	$ 3,856	$ 1,746	$ 2,976	$ 3,366	$ 9,907	$ 11,944	$ 7,509
Adjustments to reconcile net income to net cash provided by operating activities:
Common stock issued to ESOP									(328)	(295)	(428)
Change in other assets									1,528	1,996	347
Net cash provided by operating activities									14,753	18,141	14,496
Cash flows from investing activities:
Net cash provided by (used in) investing activities									(83)	(12,726)	(42,180)
Cash flows from financing activities:
Proceeds from common stock through dividend reinvestment									1,407	1,325	715
Cash dividends paid									(4,000)	(3,967)	(3,932)
Net cash provided by (used in) financing activities									(33,494)	(8,808)	62,091
Cash and cash equivalents:
Cash and cash equivalents at beginning of year				71,180				74,573	71,180	74,573	40,166
Cash and cash equivalents at end of year	52,356				71,180				52,356	71,180	74,573
Parent Company [Member]
Cash flows from operating activities:
Net income									9,907	11,944	7,509
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									(6,188)	(8,368)	(3,605)
Common stock issued to ESOP									328	295	428
Change in other assets									45	(26)	(15)
Change in other liabilities									(214)	262	(97)
Net cash provided by operating activities									3,878	4,107	4,220
Cash flows from investing activities:
Cash paid for Milton Bancorp, Inc. acquisition
Change in notes receivable									1,037	320	100
Net cash provided by (used in) investing activities									1,037	320	100
Cash flows from financing activities:
Change in notes payable									(2,046)	(1,045)	(558)
Proceeds from common stock through dividend reinvestment									1,407	1,325	715
Cash dividends paid									(4,000)	(3,967)	(3,932)
Net cash provided by (used in) financing activities									(4,639)	(3,687)	(3,775)
Cash and cash equivalents:
Change in cash and cash equivalents									276	740	545
Cash and cash equivalents at beginning of year				$ 4,032				$ 3,292	4,032	3,292	2,747
Cash and cash equivalents at end of year	$ 4,308				$ 4,032				$ 4,308	$ 4,032	$ 3,292